Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes Expenses	The components of the provision for income taxes expenses are:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Current	$-	$-	$-
Deferred	-	-	-
Total income taxes expense	$-	$-	-

Schedule of Income Taxes Expenses Computed at the Hong Kong Statutory Tax Rate	The reconciliation of income taxes expenses computed at the Hong Kong statutory tax rate applicable to income tax expense is as follows:
	Year ended December 31, 203	Year ended December 31, 2022	Year ended December 31, 2021

Net loss before tax	$(4,340,975)	$(11,525,102)	$(27,114,293)
Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	(716,261)	(1,901,642)	(4,473,859)
Impact of different tax rates in other jurisdictions	(16,272)	(263,787)	(214,135)
Non-taxable income	(1,071,774)	(907,495)	(716,628)
Non-deductible expenses	98,704	-	1,992,463
Change in valuation allowance	1,705,603	3,072,924	3,412,159
Effective income tax expense	$-	$-	$-

Schedule of Deferred Tax Asset and Liabilities	Deferred tax assets and deferred tax liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purpose and the tax bases used for income tax purpose. The following represents the tax effect of each major type of temporary difference.
	December 31, 2023	December 31, 2022
Deferred tax asset:
Tax loss carry forward	$16,956,748	$14,865,121
Share-based payment expenses	229,126	948,893
Depreciation and amortization	128,866	-
Impairment of long-lived assets	92,416	-
	17,407,156	15,814,014
Deferred tax liability:
Depreciation and amortization	-	(108,926)
Net deferred tax assets before valuation allowance	17,407,156	15,705,088
Valuation allowance	(17,407,156)	(15,705,088)
Deferred tax asset, net	$-	$-

Schedule of Changes in Valuation Allowance	Changes in valuation allowance are as follows:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Balance as of January 1	$15,705,088	$12,632,164	$9,561,560
Additions	1,705,603	3,072,924	3,412,159
Disposal	(3,535)	-	(341,555)
Balance as of December 31	$17,407,156	$15,705,088	$12,632,164